Summary of significant accounting policies - Estimated useful lives of intangible assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Recorded Impairment			$ 1,103,332
Impairment of intangible assets	$ 0	$ 0
Software | Maximum
Finite-Lived Intangible Asset, Useful Life	10 years
Software | Minimum
Finite-Lived Intangible Asset, Useful Life	5 years
Land use right
Finite-Lived Intangible Asset, Useful Life	50 years
Patents
Finite-Lived Intangible Asset, Useful Life	10 years